Acquisitions and Disposals	12 Months Ended
Jun. 30, 2021
4. Acquisitions and disposals

4. Acquisitions and disposals

Fiscal year ended as of June 30,2021

Sale of Boston Tower building

On July 15, 2020, IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of a medium-height floor of Boston Tower located at 265 Della Paolera in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 1,247 square meters and 5 parking spaces located in the building.

The price of the transaction was ARS 666 million.

On August 25, 2020, IRSA Propiedades Comerciales S.A. has sold and transferred 5 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 6,235 square meters and 25 parking spaces located in the building.

The price of the transaction was ARS 3,574 million.

On November 5, 2020, IRSA Propiedades Comerciales S.A. has signed a bill of sale with possession of 4 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,892 square meters and 15 parking spaces located in the building.

The price of the transaction was ARS 2,271 million.

On November 12, 2020, IRSA Propiedades Comerciales S.A. has signed with an unrelated third party a bill of sale with possession of 3 floors of the Boston Tower located at 265 Della Paolera in the Catalinas District in the Autonomous City of Buenos Aires for a gross rental area of approximately 3,266 square meters, a commercial space located on the ground floor of approximately 225 square meters and 15 parking spaces located in the building.

The price of the transaction was ARS 1,906 million.

Sale of Bouchard building

On July 30, 2020 IRSA Propiedades Comerciales S.A. has sold the entire “Bouchard 710” building, located in the Plaza Roma district of the Autonomous City of Buenos Aires, to an unrelated third party. The tower consists of 15,014 square meters of gross rental area on 12 office floors and 116 parking spaces.

The price of the transaction was ARS8,791 million.

Acquisition of Hudson Property

On December 11, 2020, the purchase bill of the property called Casonas located in Hudson, Berazategui district was signed, paying the remaining balance of 90% for USD 1 million. The initial 10% had been paid in during the year ended June 30, 2018.

See Note 35 for sales after June 30, 2021.

We are Appa S.A. - Share capital increase

As of June 30, 2020, the Company’s capital stock was represented by 116,500 ordinary shares with a par value of ARS 1 per share and with the right to 1 vote per share.

On April 19, 2021, the Ordinary and Extraordinary General Shareholders’ Meeting decided to capitalize the entire share premium and inflation adjustment of share capital. Additionally, new irrevocable contributions were made which were capitalized in the same date.

The total of ordinary shares totaled 517,722,151, leaving the share capital as follows:

	Number of shares	Share capital
June 30, 2020	116,500	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151	137,722,151
Issuance of ordinary shares	380,000,000	380,000,000
June 30, 2021	517,838,651	517,838,651

Fiscal year ended as of June 30, 2020

TGLT - Recapitalization agreement

On August 8, 2019, we entered into certain arrangements with TGLT S.A. (“TGLT”) providing for collaboration in TGLT’s financial restructuring and recapitalization. We participated in the recapitalization agreement whereby TGLT committed: (i) to make a public offer to subscribe Class A preferred shares at a subscription price of USD 1.00 per TGLT share; (ii) to make a public offering of new Class B preferred shares which may be subscribed by (a) the exchange for ordinary shares ofTGLT, at an exchange ratio of one Class B preferred share for every 6.94 ordinary shares of the Company and / or (b) the exchange for convertible notes, at an exchange ratio of a Class B preferred share for each USD 1.00 of convertible notes (including accumulated and unpaid interests under the existing convertible notes); and (iii) to grant an option to subscribe new Class C preferred shares in a public offer for cash to be carried out if: (a) the public offer of Class A and Class B preferred shares are consummated and (b) a minimum number of option holders have exercised that option at a subscription price per Class C preferred share of USD 1.00 (or its equivalent in pesos).

Likewise, IRSA Propiedades Comerciales signed as a holder of convertible notes of TGLT an agreement for deferment of payment of interest payable as of February 15, 2019 and August 15, 2019 until November 8, 2019 and an option agreement which may be subscribed Class C preferred shares.

Finally, supporting the recapitalization plan, IRSA Propiedades Comerciales signed with TGLT a subscription commitment for Class A preferred shares under Class A Public Offer to make a contribution in kind of shares of the company La Maltería SA, 100% of its ownership, for an amount up to USD 24 million and promised to exchange its convertible negotiable obligations into preferred Class B shares.

In turn, on November 22, 2019, TGLT held a bondholders of convertible negotiable obligations meeting in order to consider the modification of different clauses of the indenture in force at that date, and in line with what was agreed in the recapitalization agreement, IRSA Propiedades Comerciales voted in favor of the modifications.

Under the agreements described above, the successful consummation of the offer by TGLT, and having reached the thresholds of consent of the holders of convertible notes of TGLT, on December 11, 2019, the Company concluded the established process in the recapitalization agreement and related documents through the subscription of preferred Class A shares, integrating them in kind through the contribution of the shares of the company La Maltería SA, 100% of their ownership and, likewise, proceeded to the exchange of the convertible note - including deferred interest and accrued interest from August 15, 2019 to December 11, 2019 - in preferred Class B shares.

During the fiscal year 2020, preferred shares were converted into ordinary shares, which is why IRSA Propiedades Comerciales S.A. began to have significant influence, considering TGLT S.A. as an associate company.

Sale of Catalinas Tower building

On June 9, 2020 IRSA Propiedades Comerciales signed with an unrelated third party the transfer of the right to deed with the delivery of possession of two medium-height floors of the tower under construction “200 Della Paolera” located in Catalinas District in the Autonomous City of Buenos Aires for a total area of approximately 2,430 square meters and 16 parking spaces located in the building.

The price of the transaction was ARS 1,750 million (USD 16.9 million).

Barter transaction airspace coto

On October 25, 2019, the Company has transferred in a barter transaction the rights to construct an apartment building (“Torre 1”) to an unrelated third party on the airspace of the COTO Supermarket located in the Abasto neighborhood of the Autonomous City from Buenos Aires. Torre 1 will have 22 apartments of 1 to 3 rooms totaling an area of 8,400 square meters. The amount of the operation was set at USD 4.5 million: USD 1 million will be pay in cash and remaining balance in at least 35 functional units of departments, representing the equivalent of 24.20% of the own square meters, with a minimum insured of 1,982 square meters.

Within 30 months of the signing of the contract, when certain conditions have been met, IRSA Propiedades Comerciales S.A. must transfer to the same unrelated third party the rights to build a second apartment building.

As of June 30, 2020 the results of this transaction amounts to ARS 434 million that are included in the line “Income from sales, rentals and services” and “Operating costs” of the Consolidated Statements of Income and Other Comprehensive Income.

Barter transaction Plot 1 - Caballito Tower

On December 23, 2019, the Company has transferred in a barter transaction the Plot 1 of the land located in Av. Avellaneda and Olegario Andrade 367, in the Caballito neighborhood of the Autonomous City of Buenos Aires, to an unrelated third party.

Plot 1 has an estimated surface area of 3,221 square meters in which a 10-story apartment building will be developed for a total of 11,400 square meters, a commercial ground floor for 1,216 square meters and a basement of 138 parking spaces (“Building 1”).

The amount of the operation was set at the sum of USD 5.5 million to be paid in future functional units of Building 1, which represent the equivalent of 23.53% of the own square meters, with a minimum footage insured of 2,735 square meters composed by 1,215.62 square meters of commercial destination, 1,519.68 square meters of residential destination and a certain number of parking spaces that represent 22.50% of the own square meters with that destination and never less than 31 units. The consideration is granted by a mortgage on Plot 1 and Building 1. The buyer has an option to acquire Plot 2 of the same property until August 31, 2020 and Plots 3 and 4 until March 31, 2021, subject to certain suspensive conditions. As of June 30, 2020 this transaction has not had impact on the profit and loss statement of the Group.